BONDS AND SECURITIES AT AMORTIZED COST (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2023	R$ 5,145,266	R$ 3,040,831
Transferred to Stage 1	(21,751)	(23,081)
Transferred to Stage 2	(1,681)	(2,046)
Transferred to Stage 3	(56,149)	(55,282)
Transfer from Stage 1	22,498	6,817
Transfer from Stage 2	54,580	71,798
Transfer from Stage 3	2,503	1,794
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	1,011,734	2,104,435
Expected loss of financial assets at amortized cost on December 31, 2024	6,157,000	5,145,266
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2023	370,902	472,396
Transferred to Stage 1
Transferred to Stage 2	(1,291)	(2,046)
Transferred to Stage 3	(21,207)	(4,771)
Transfer from Stage 1
Transfer from Stage 2	19,638	21,287
Transfer from Stage 3	2,113	1,794
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	333,678	(117,758)
Expected loss of financial assets at amortized cost on December 31, 2024	703,833	370,902
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2023	186,825	130,796
Transferred to Stage 1	(19,638)	(21,287)
Transferred to Stage 2
Transferred to Stage 3	(34,942)	(50,511)
Transfer from Stage 1	1,291	2,046
Transfer from Stage 2
Transfer from Stage 3	390
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(83,815)	125,781
Expected loss of financial assets at amortized cost on December 31, 2024	50,111	186,825
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost on December 31, 2023	4,587,539	2,437,639
Transferred to Stage 1	(2,113)	(1,794)
Transferred to Stage 2	(390)
Transferred to Stage 3
Transfer from Stage 1	21,207	4,771
Transfer from Stage 2	34,942	50,511
Transfer from Stage 3
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	761,871	2,096,412
Expected loss of financial assets at amortized cost on December 31, 2024	R$ 5,403,056	R$ 4,587,539